Taxation, Current and Deferred Tax (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Current Tax [Abstract]
Current period	$ 163.9	$ 33.9	$ 245.8
Adjustments to tax in respect of previous periods	(35.3)	1.7	(14.7)
Current tax	128.6	35.6	231.1
Deferred Tax [Abstract]
Origination and reversal of temporary differences	(139.7)	(22.4)	26.4
Adjustments to tax in respect of previous periods	24.5	(4.4)	1.2
Previously unrecognized temporary differences	(29.4)	0.0	0.0
Impact of change in tax rates	0.0	(1.3)	(931.8)
Deferred tax	(144.6)	(28.1)	(904.2)
Total tax (credit)/expense	(16.0)	7.5	(673.1)
Current and deferred tax relating to items credited (debited) directly to equity [Abstract]
Deferred tax relating to items credited (debited) directly to equity	(7.6)		(23.7)
Current tax relating to items credited (charged) directly to hedging reserve	23.3		(16.4)
Deferred tax relating to items credited directly to foreign exchange movements on intangibles	14.0	0.0	0.0
Defined Benefit Pension Schemes [Member]
Current and deferred tax relating to items credited (debited) directly to equity [Abstract]
Deferred tax relating to items credited (debited) directly to equity	13.0	(0.3)	4.3
Share Options [Member]
Current and deferred tax relating to items credited (debited) directly to equity [Abstract]
Deferred tax relating to items credited (debited) directly to equity	(7.6)	23.0	(23.7)
Current tax relating to items credited (debited) directly to equity	$ 13.1	$ 4.1	$ 4.1